Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 18,649	$ 13,048
Restricted cash	6,866	11,009
Trade receivables, net of allowance for doubtful accounts (December 31, 2011: US$3; December 31, 2010: US$1,439)	42,808	25,889
Available-for-sale securities	2,050	2,344
Inventories	173,391	107,666
Derivatives	15	0
Deferred tax assets	1,108	0
Prepayments and other current assets	8,958	3,635
Total current assets	253,845	163,591
Non-current assets
Properties held for lease, net	398	419
Property, plant and equipment, net	14,704	10,115
Investments in life insurance contracts	445	0
Deferred tax assets	1,083	111
Goodwill, net	1,521	1,521
Total non-current assets	18,151	12,166
Total assets	271,996	175,757
Current liabilities
Bank overdrafts	2,877	2,879
Notes payable	13,215	10,720
Capitalized lease obligation, current portion	30	48
Letters of credit, gold loan and others	36,379	21,539
Shareholder's loan	1,583	0
Derivatives	0	571
Warrants and options liabilities	2,086	0
Trade payables and other accruals	43,678	24,727
Income taxes payable	3,478	2,255
Deferred tax liabilities	306	268
Total current liabilities	103,632	63,007
Non-current liabilities
Notes payable	7,500	1,621
Capitalized lease obligation	0	30
Total non-current liabilities	7,500	1,651
Total liabilities	111,132	64,658
Redeemable convertible preferred shares of a subsidiary, par value US$0.01 each, 1 million shares authorized; 359,826 shares issued and outstanding as of December 31, 2011	42,030	0
Commitments and contingencies
Shareholders' Equity
Common stocks, par value US$0.01 each, 100 million shares authorized; 30,607,672 and 29,153,672 shares issued and outstanding as of December 31, 2011 and 2010	306	292
Additional paid-in capital	70,953	69,941
Accumulated other comprehensive income	3,857	837
Retained earnings	43,524	39,851
Total LJ International Inc. shareholders' equity	118,640	110,921
Noncontrolling interests	194	178
Total shareholders' equity	118,834	111,099
Total liabilities and shareholders' equity	$ 271,996	$ 175,757